Investments (Tables)	12 Months Ended
Dec. 31, 2010
Investments
Schedule of Investments

	2009	2010
	(In millions of Korean won)
Available-for-sale securities	18,710,792	18,636,261
Held-to-maturity securities	12,609,767	13,075,976
Venture capital securities(1)	79,228	79,456
Other securities(2)	1,845,604	2,119,722

Total investments	33,245,391	33,911,415

(1)	Securities held by KB Investment Co., Ltd., a subsidiary engaged in venture capital activities.
(2)	Other securities comprised of equity securities without readily determinable fair values or with sales restrictions exceeding one year, and investments accounted for under the equity method.

Amortized Cost and Fair Value of Available-For-Sale and Held-To-Maturity Securities and Related Gross Unrealized Gains and Losses

As of December 31, 2009, the amortized cost and fair value of the Company's available-for-sale securities and held-to-maturity securities and the related gross unrealized gains and losses were as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In millions of Korean won)
Available-for-sale securities:
Debt securities:
Korean treasury and government agencies	7,854,735	67,843	(30,976)	7,891,602
Corporate	1,182,982	104,782	(6,247)	1,281,517
Financial institutions	6,335,659	84,398	(15,294)	6,404,763
Asset-backed securities	1,998,573	1,082	(1,372)	1,998,283

Sub-total	17,371,949	258,105	(53,889)	17,576,165

Equity securities	923,989	257,135	(46,497)	1,134,627

Total available-for-sale securities	18,295,938	515,240	(100,386)	18,710,792

Held-to-maturity securities:
Debt securities:
Korean treasury and government agencies	8,991,806	106,419	(34,254)	9,063,971
Corporate	379,607	3,783	(1,448)	381,942
Financial institutions	2,994,994	47,537	(2,828)	3,039,703
Asset-backed securities	243,360	3,302	—	246,662

Total held-to-maturity securities	12,609,767	161,041	(38,530)	12,732,278

As of December 31, 2010, the amortized cost and fair value of the Company's available-for-sale securities and held-to-maturity securities and the related gross unrealized gains and losses were as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In millions of Korean won)
Available-for-sale securities:
Debt securities:
Korean treasury and government agencies	8,093,940	123,560	(4,283)	8,213,217
Corporate	1,264,179	29,776	(8,922)	1,285,033
Financial institutions	5,945,592	67,230	(12,590)	6,000,232
Asset-backed securities	1,801,965	8,844	(171)	1,810,638

Sub-total	17,105,676	229,410	(25,966)	17,309,120

Equity securities	957,700	369,441	—	1,327,141

Total available-for-sale securities	18,063,376	598,851	(25,966)	18,636,261

Held-to-maturity securities:
Debt securities:
Korean treasury and government agencies	10,524,954	333,178	(7,250)	10,850,882
Corporate	572,838	14,755	(674)	586,919
Financial institutions	1,585,449	52,167	(594)	1,637,022
Asset-backed securities	392,735	5,580	(604)	397,711

Total held-to-maturity securities	13,075,976	405,680	(9,122)	13,472,534

Schedule of Impairment Losses on Debt Securities

	Available-for-sale securities:	Held-to-maturity securities:	Total
	(In millions of Korean won)
Total other-than-temporary impairment losses(unrealized and realized) that the Company does not intend to sell nor will likely be required to sell	1,515	901	2,416
Less : Unrealized other-than-temporary impairment losses recognized in OCI	—	—	—

Net impairment losses recognized in earnings that the Company does not intend to sell nor will likely be required to sell	1,515	901	2,416
OTTI losses recognized in earnings for securities that the Company intends to sell or more-likely-than-not will be required to sell before recovery	—	—	—

Total impairment losses recognized in earnings	1,515	901	2,416

Rollforward of Credit Loss Component of OTTI Losses Recognized in Income

2010
(In millions of Korean won)
Balance, beginning of period	71,441
Credit impairment recognized in earnings on securities	2,416
Reductions due to sales of credit impaired securities sold or matured	(10,070)

Balance, end of period	63,787

Summary of Gross Unrealized Losses and Fair Value of Investment Securities in a Continuous Loss Position

The following table summarizes the gross unrealized losses and fair value of investment securities aggregated by investment category and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009:

	December 31, 2009
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(In millions of Korean won)
Available-for-sale securities
Debt securities:
Korean treasury and government agencies	3,950,885	(29,367)	66,864	(1,609)	4,017,749	(30,976)
Corporate	306,986	(1,953)	99,433	(4,294)	406,419	(6,247)
Financial institutions	3,701,037	(6,147)	141,471	(9,147)	3,842,508	(15,294)
Asset-backed securities	1,876,366	(1,372)	—	—	1,876,366	(1,372)
Equity securities	227,642	(46,497)	30	—	227,672	(46,497)

Total available-for-sale securities	10,062,916	(85,336)	307,798	(15,050)	10,370,714	(100,386)

Held-to-maturity securities
Debt securities:
Korean treasury and government agencies	1,541,618	(23,354)	721,816	(10,900)	2,263,434	(34,254)
Corporate	129,196	(1,187)	29,714	(261)	158,910	(1,448)
Financial institutions	112,664	(380)	177,605	(2,448)	290,269	(2,828)
Asset-backed securities	2,000	—	—	—	2,000	—

Total held-to-maturity securities	1,785,478	(24,921)	929,135	(13,609)	2,714,613	(38,530)

Total temporarily impaired securities	11,848,394	(110,257)	1,236,933	(28,659)	13,085,327	(138,916)

The following table summarizes the gross unrealized losses and fair value of investment securities aggregated by investment category and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010:

	December 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(In millions of Korean won)
Available-for-sale securities
Debt securities:
Korean treasury and government agencies	920,872	(3,954)	10,991	(329)	931,863	(4,283)
Corporate	502,477	(3,000)	74,093	(5,922)	576,570	(8,922)
Financial institutions	2,116,284	(3,041)	103,048	(9,549)	2,219,332	(12,590)
Asset-backed securities	36,236	(171)	—	—	36,236	(171)

Total available-for-sale securities	3,575,869	(10,166)	188,132	(15,800)	3,764,001	(25,966)

Held-to-maturity securities
Debt securities:

Korean treasury and government agencies	650,651	(7,190)	3,716	(60)	654,367	(7,250)
Corporate	90,884	(674)	—	—	90,884	(674)
Financial institutions	154,882	(594)	—	—	154,882	(594)
Asset-backed securities	89,396	(604)	—	—	89,396	(604)

Total held-to-maturity securities	985,813	(9,062)	3,716	(60)	989,529	(9,122)

Total temporarily impaired securities	4,561,682	(19,228)	191,848	(15,860)	4,753,530	(35,088)

Schedule of Expected Maturity Distribution of Debt Securities

	Available-for-sale debt securities		Held-to-maturity debt securities
	Amortized cost	Fair value	Amortized cost	Fair value
	(In millions of Korean won)
Due in one year or less	5,641,694	5,698,191	1,704,886	1,723,891
Due after one year through five years	9,384,244	9,490,550	8,581,717	8,859,141
Due after five years through ten years	500,764	535,213	2,688,712	2,784,603
Due after ten years	1,578,974	1,585,166	100,661	104,899

Total	17,105,676	17,309,120	13,075,976	13,472,534

Fair Value of Beneficiary Certificates for Private Equity Funds

	Fair Value	Unfunded commitments	Redemption frequency	Redemption notice period
	(In millions of Korean won)
Private equity fund	45,895	260,252	—	—